Note 10 - Retirement Plans - Statement of Unfunded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Benefit obligation at beginning of year	$ 236,134	$ 216,022
Merge the Gray Plan into the Seneca Plan		3,796
Service cost	9,646	8,457
Interest cost	9,131	8,125
Actuarial loss (gain)	4,113	7,714
Benefit payments and expenses	(8,563)	(7,980)
Benefit obligation at end of year	250,461	236,134
Fair value of plan assets at beginning of year	212,844	207,829
Merge the Gray Plan into the Seneca Plan		3,300
Actual gain on plan assets	26,731	6,963
Employer contributions	2,100	2,732
Benefit payments and expenses	(8,563)	(7,980)
Fair value of plan assets at end of year	233,112	212,844
Unfunded Status	$ (17,349)	$ (23,290)